VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.7%
Australia : 5.3%
AVZ Minerals Ltd. *∞ 1,399,901 $ 252,979
Paladin Energy Ltd. * † 1,483,650 1,040,288
Perseus Mining Ltd. † 973,914 1,020,777
2,314,044
Canada : 7.4%
B2Gold Corp. (USD) 46,622 134,737
Barrick Gold Corp. (USD) 76,282 1,109,903
Ivanhoe Mines Ltd. * † 232,104 1,998,292
3,242,932
China : 4.0%
CMOC Group Ltd. (HKD) 2,703,000 1,724,219
Underline
Egypt : 5.2%
Centamin Plc (GBP) 463,591 471,239
Commercial International
Bank Egypt SAE (USD)
(GDR) † 1,373,897 1,810,796
2,282,035
Ghana : 2.8%
Kosmos Energy Ltd. (USD) * 149,848 1,225,757
Underline
India : 1.5%
MakeMyTrip Ltd. (USD) * 15,828 641,351
Underline
Indonesia : 0.7%
Golden Agri-Resources Ltd.
(SGD) 1,553,300 301,363
Underline
Kenya : 4.8%
Equity Group Holdings Plc 3,872,700 927,929
Safaricom Plc 11,815,100 1,163,971
2,091,900
Morocco : 14.3%
Attijariwafa Bank 60,768 2,696,333
Bank of Africa 43,243 772,121
Banque Centrale Populaire 82,312 2,042,506
Co. Sucrerie Marocaine et de
Raffinage 38,253 725,828
6,236,788
Nigeria : 5.3%
Guaranty Trust Holding Co.
Plc 17,960,386 695,208
MTN Nigeria
Communications Plc 3,478,122 1,031,713
Zenith Bank Plc 16,601,961 585,787
2,312,708
Norway : 0.1%
Scatec ASA 144A 8,663 51,108
Underline
South Africa : 33.7%
Absa Group Ltd. 62,050 574,704
African Rainbow Minerals
Ltd. 8,164 73,708
Anglo American Platinum
Ltd. 4,601 172,585
Anglo American Plc (GBP) 77,644 2,132,859
Aspen Pharmacare Holdings
Ltd. † 22,851 208,023
AVI Ltd. 20,670 81,819
Bid Corp. Ltd. † 17,175 384,499
Number
of Shares Value
South Africa (continued)
Bidvest Group Ltd. † 15,739 $ 227,458
Capitec Bank Holdings Ltd. 5,274 479,268
Clicks Group Ltd. 14,342 196,904
Discovery Ltd. * 33,358 242,863
Exxaro Resources Ltd. † 12,117 110,655
FirstRand Ltd. 366,012 1,238,689
Gold Fields Ltd. (ADR) 54,613 593,097
Growthpoint Properties Ltd. 243,690 136,466
Harmony Gold Mining Co.
Ltd. (ADR) 29,097 109,405
Impala Platinum Holdings
Ltd. † 57,455 300,790
Investec Plc (GBP) 35,707 208,636
Life Healthcare Group
Holdings Ltd. 49,689 53,436
Momentum Metropolitan
Holdings 82,374 86,399
Mr Price Group Ltd. † 16,967 125,140
MTN Group Ltd. 90,264 540,124
MultiChoice Group * 15,350 60,326
NASPERS LTD N SHS 13,557 2,179,832
Nedbank Group Ltd. 29,430 316,070
Netcare Ltd. 79,635 57,065
Northam Platinum Holdings
Ltd. 15,069 91,841
Old Mutual Ltd. 288,374 184,602
OUTsurance Group Ltd. † 60,753 137,892
Pepkor Holdings Ltd. 144A 93,900 85,750
Remgro Ltd. 33,219 261,846
Sanlam Ltd. 121,904 425,024
Sasol Ltd. (ADR) † 35,627 487,021
Shoprite Holdings Ltd. † 32,235 410,004
Sibanye Stillwater Ltd.
(ADR) † 43,834 270,456
SPAR Group Ltd. † 10,658 65,783
Standard Bank Group Ltd. 91,350 890,836
Thungela Resources Ltd. † 9,051 83,407
Tiger Brands Ltd. † 8,341 68,057
Vodacom Group Ltd. 32,608 182,858
Woolworths Holdings Ltd. 49,813 179,348
14,715,545
Tanzania : 2.2%
Anglogold Ashanti Plc
(USD) ‡ 25,997 410,753
Helios Towers Plc (GBP) * 594,303 532,426
943,179
United Arab Emirates : 3.5%
Itissalat Al-Maghrib (MAD) 157,261 1,545,525
Underline
United Kingdom : 5.9%
Airtel Africa Plc 144A 898,626 1,374,230
Endeavour Mining Plc 56,663 1,094,221
Kumba Iron Ore Ltd. (ZAR) 4,522 109,215
2,577,666
United States : 0.6%
Royal Caribbean Cruises
Ltd. * † 2,849 262,507
Underline

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zambia : 2.4%
First Quantum Minerals Ltd.
(CAD) † 43,767 $ 1,038,819
Underline
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 5,211
Ecocash Holdings Zimbabwe
Ltd. * 32,900 644
5,855
Total Common Stocks
(Cost: $42,696,499) 43,513,301
RIGHTS : 0.0%
(Cost: $0)
Morocco : 0.0%
Bank of Africa,
MAD 170.00, exp.
10/03/23 * 25 6
Underline
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $42,696,499) 43,513,307
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.2%
Money Market Fund: 2.2%
(Cost: $942,823)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 942,823 $ 942,823
Total Investments: 101.9%
(Cost: $43,639,322) 44,456,130
Liabilities in excess of other assets: (1.9)% (834,797)
NET ASSETS: 100.0% $ 43,621,333
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
MAD Moroccan Dirham
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $5,405,490.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,511,088, or 3.5% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 33.5% $ 14,578,160
Materials 31.3 13,596,915
Communication Services 14.7 6,431,173
Consumer Discretionary 8.0 3,473,928
Energy 5.7 2,460,107
Consumer Staples 5.1 2,239,468
Health Care 0.8 318,524
Industrials 0.5 227,458
Real Estate 0.3 136,466
Utilities 0.1 51,108
100.0% $ 43,513,307
*
See Schedule of Investments for geographic sector breakouts.